Columbia Integrated Large Cap Value Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Value Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 5.1%
Entertainment 1.5%
Electronic Arts, Inc.	16,985	2,256,967
Interactive Media & Services 2.5%
Alphabet, Inc., Class C(a)	10,808	1,880,159
Meta Platforms, Inc., Class A	4,083	1,906,067
Total		3,786,226
Media 1.1%
Comcast Corp., Class A	44,361	1,775,771
Total Communication Services		7,818,964
Consumer Discretionary 4.9%
Hotels, Restaurants & Leisure 1.9%
Expedia Group, Inc.(a)	16,917	1,909,252
MGM Resorts International(a)	25,799	1,036,346
Total		2,945,598
Household Durables 0.9%
D.R. Horton, Inc.	9,041	1,336,260
Specialty Retail 1.4%
AutoZone, Inc.(a)	757	2,096,845
Textiles, Apparel & Luxury Goods 0.7%
Tapestry, Inc.	26,432	1,149,528
Total Consumer Discretionary		7,528,231
Consumer Staples 9.1%
Beverages 1.7%
PepsiCo, Inc.	15,312	2,647,445
Consumer Staples Distribution & Retail 4.3%
Grocery Outlet Holding Corp.(a)	36,416	800,788
Sysco Corp.	20,502	1,492,956
Walmart, Inc.	65,611	4,314,579
Total		6,608,323
Household Products 3.1%
Colgate-Palmolive Co.	21,034	1,955,321
Procter & Gamble Co. (The)	16,730	2,752,754
Total		4,708,075
Total Consumer Staples		13,963,843
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 8.8%
Energy Equipment & Services 0.5%
Schlumberger NV	17,868	819,962
Oil, Gas & Consumable Fuels 8.3%
Diamondback Energy, Inc.	13,997	2,789,042
EOG Resources, Inc.	26,000	3,238,300
Exxon Mobil Corp.	44,186	5,181,251
Marathon Petroleum Corp.	8,205	1,449,085
Total		12,657,678
Total Energy		13,477,640
Financials 24.7%
Banks 8.2%
Bank of America Corp.	64,477	2,578,435
Citigroup, Inc.	59,138	3,684,889
Citizens Financial Group, Inc.	26,162	923,257
KeyCorp	57,977	833,129
M&T Bank Corp.	7,981	1,209,920
Regions Financial Corp.	39,645	767,131
Wells Fargo & Co.	42,122	2,523,950
Total		12,520,711
Capital Markets 5.2%
Cboe Global Markets, Inc.	11,959	2,068,788
Charles Schwab Corp. (The)	40,105	2,938,894
State Street Corp.	27,336	2,066,328
XP, Inc., Class A	50,099	951,380
Total		8,025,390
Consumer Finance 2.4%
American Express Co.	15,580	3,739,200
Financial Services 3.4%
Corpay, Inc.(a)	5,529	1,479,948
Global Payments, Inc.	16,498	1,680,321
PayPal Holdings, Inc.(a)	32,769	2,064,119
Total		5,224,388

Columbia Integrated Large Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Value Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.5%
Arch Capital Group Ltd.(a)	18,921	1,941,862
Chubb Ltd.	13,499	3,655,799
Everest Group Ltd.	7,137	2,790,068
Total		8,387,729
Total Financials		37,897,418
Health Care 13.8%
Biotechnology 3.9%
Exelixis, Inc.(a)	48,067	1,042,573
Incyte Corp.(a)	13,833	799,409
Neurocrine Biosciences, Inc.(a)	10,684	1,446,720
Vertex Pharmaceuticals, Inc.(a)	6,011	2,737,049
Total		6,025,751
Health Care Equipment & Supplies 1.5%
Medtronic PLC	28,515	2,320,266
Health Care Providers & Services 5.1%
Elevance Health, Inc.	6,600	3,553,968
McKesson Corp.	4,508	2,567,712
UnitedHealth Group, Inc.	3,312	1,640,665
Total		7,762,345
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	26,780	1,100,390
Johnson & Johnson	13,692	2,008,206
Merck & Co., Inc.	15,418	1,935,576
Total		5,044,172
Total Health Care		21,152,534
Industrials 13.2%
Building Products 2.7%
Builders FirstSource, Inc.(a)	8,085	1,299,987
Owens Corning	15,292	2,768,923
Total		4,068,910
Commercial Services & Supplies 1.0%
Clean Harbors, Inc.(a)	7,121	1,542,337
Construction & Engineering 0.8%
EMCOR Group, Inc.	3,081	1,197,461
Electrical Equipment 1.6%
Sensata Technologies Holding	57,768	2,386,974
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.1%
Gates Industrial Corp. PLC(a)	104,711	1,824,066
Oshkosh Corp.	12,737	1,448,579
Total		3,272,645
Passenger Airlines 0.9%
United Airlines Holdings, Inc.(a)	26,144	1,385,370
Professional Services 1.0%
Jacobs Solutions, Inc.	11,443	1,594,468
Trading Companies & Distributors 3.1%
Ferguson PLC	10,527	2,165,825
MSC Industrial Direct Co., Inc., Class A	8,208	705,067
W.W. Grainger, Inc.	2,085	1,921,244
Total		4,792,136
Total Industrials		20,240,301
Information Technology 9.0%
Communications Equipment 3.6%
Cisco Systems, Inc.	52,348	2,434,182
F5, Inc.(a)	9,892	1,671,451
Motorola Solutions, Inc.	4,083	1,489,928
Total		5,595,561
Electronic Equipment, Instruments & Components 0.6%
IPG Photonics Corp.(a)	10,087	874,845
IT Services 0.5%
Twilio, Inc., Class A(a)	13,298	763,305
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.(a)	14,289	2,384,834
Lam Research Corp.	1,395	1,300,754
Total		3,685,588
Software 1.9%
Dropbox, Inc., Class A(a)	30,091	677,950
Salesforce, Inc.	9,304	2,181,230
Total		2,859,180
Total Information Technology		13,778,479
Columbia Integrated Large Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Value Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.9%
Chemicals 2.2%
Linde PLC	4,410	1,920,643
PPG Industries, Inc.	10,716	1,408,190
Total		3,328,833
Containers & Packaging 0.7%
Graphic Packaging Holding Co.	39,464	1,117,620
Total Materials		4,446,453
Real Estate 3.6%
Hotel & Resort REITs 1.0%
Park Hotels & Resorts, Inc.	92,165	1,461,737
Residential REITs 0.5%
AvalonBay Communities, Inc.	4,195	808,293
Retail REITs 1.3%
Brixmor Property Group, Inc.	85,461	1,923,727
Specialized REITs 0.8%
Gaming and Leisure Properties, Inc.	27,742	1,245,616
Total Real Estate		5,439,373
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.3%
Electric Utilities 3.3%
Edison International	38,629	2,968,638
Pinnacle West Capital Corp.	25,595	2,018,422
Total		4,987,060
Total Utilities		4,987,060
Total Common Stocks (Cost $111,513,815)		150,730,296

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	2,285,324	2,284,867
Total Money Market Funds (Cost $2,284,629)		2,284,867
Total Investments in Securities (Cost: $113,798,444)		153,015,163
Other Assets & Liabilities, Net		109,919
Net Assets		153,125,082
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	3,515,124	32,231,723	(33,461,768)	(212)	2,284,867	76	90,002	2,285,324
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Integrated Large Cap Value Fund  | 2024

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT317_08_P01_(07/24)